Discontinued Operations	12 Months Ended
Dec. 31, 2011
Discontinued Operations
Discontinued Operations

11. Discontinued operations

In August 2011, the Company entered into a definitive agreement to sell PW Pictures, the entity that operates the Company’s film business, to Beijing Ever Joy Pictures Co., Ltd., which is majority-owned by Mr. Michael Yufeng Chi, the Company’s Chairman and Chief Executive Officer, for a total consideration of RMB360,000,000. The transaction was authorized and approved by the Board of Directors and a special committee consisting of all independent directors of the board. The Committee considered a variety of factors, including a valuation report and a fairness opinion letter provided by an international third-party appraisal firm. The transaction is expected to sharpen the Company’s focus on its core online game development and operation business and maximize shareholder value over time.

As of September 30, 2011, the Company has completed this transaction with all consideration received in cash and recorded the related gain of RMB48,813,417 in the “additional paid-in capital” account in the Consolidated Balance Sheets according to accounting guidance applicable to common control transactions. The film and television business was previously presented in the Film, television and other segment.

The Consolidated Balance Sheets as of December 31, 2010 and 2011 do not reflect the assets held for sale due to the fact that the decision to dispose of the assets occurred after December 31, 2010, and the sale was completed prior to December 31, 2011. As there was no continuing cash flow from the disposed film and television business expected to be generated by the ongoing entity and the Group will not have any significant continuing involvement in the operations of the disposed film and television business after September 30, 2011, the revenues and expenses related to the operations of film and television business have been segregated from continuing operations and reported as discontinued operations for all periods. Following are revenues and pretax income / (loss) from the discontinued operations:

	For the years ended December 31,
	2009	2010	2011
	RMB	RMB	RMB
Revenues	49,804,306	86,793,020	13,009,388
Pretax income / (loss) of discontinued operations	5,320,519	(32,073)	1,720,926

Following are the carrying amounts of the major classes of assets and liabilities included as part of a disposal group as of disposal day:

July 31, 2011
RMB
Cash and cash equivalents	66,898,895
Prepayment and other assets	117,627,699
Film and television cost	53,078,416
Other current assets	22,754,008
Goodwill	227,355,604
Other non-current assets	12,427,865

Total assets	500,142,487

Received in advance	53,696,800
Accrued expenses and other liabilities	44,643,844
Other current liabilities	6,965,694

Total liabilities	105,306,338